Borrowings and Other Financial Liabilities - Additional Information (Detail) $ in Billions	Dec. 31, 2017 USD ($)
Oyu Tolgoi [member]
Disclosure of detailed information about borrowings [line items]
Amount drawn down under project finance facility	$ 4.3